                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001

Check here if Amendment / /                      Amendment No.:    _______
      This Amendment (Check only one):           / / is a restatement.
                                                 / / adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Amelia Peabody Foundation
Address: One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Margaret St. Clair
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts  October 25, 2001
Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               5

Form 13F Information Table Entry Total:         85

Form 13F Information Table Value Total:     $87,549         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name
1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2          COLUMN 3            COLUMN 4                    COLUMN 5              COLUMN 6
Name of Issuer             Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Aetna                          Common          00817Y108                       578       20,000            SH      Shared - Other

Alliance Capital               Common          01855A101                     1,371       30,000            SH      Shared - Other

Alliance Resource              Common          01877R108                       757       32,200            SH      Shared - Other

American Int'l                 Common          026874107                     3,120       40,000            SH      Shared - Other
Amerigas Partners
Common Units                   Common          030975106                     1,033       45,000            SH      Shared - Other

Anadarko Pet.                  Common          032511107                     1,202       25,000            SH      Shared - Other

Applied Material Inc           Common          038222105                     1,138       40,000            SH      Shared - Other
Avalonbay Comms
8.96% Series G Prfd            Preferred       053484606                       254       10,000            SH      Shared - Other

Bed, Bath & Beyond             Common          075896100                       637       25,000            SH      Shared - Other

BP Prudhoe                     Common          055630107                       291       20,000            SH      Shared - Other
Buckeye Partners L P
Unit LTD Partnership           Common          118230101                     3,465      100,000            SH      Shared - Other

Cardinal Health                Common          14149Y108                     3,698       50,000            SH      Shared - Other

Cendant Corp                   Common          151313103                       432       33,785            SH      Shared - Other
Chase Capital IV
Preferred                      Preferred       16147N208                       301       12,000            SH      Shared - Other

COLUMN 1                   COLUMN 7              COLUMN 8
Name of Issuer              Other            Voting Authority
                           Managers         Sole    Shared    None
Aetna                      1, 2, 3, 4, 5    20,000

Alliance Capital           1, 2, 3, 4, 5    30,000

Alliance Resource          1, 2, 3, 4, 5    32,200

American Int'l             1, 2, 3, 4, 5    40,000
Amerigas Partners
Common Units               1, 2, 3, 4, 5    45,000

Anadarko Pet.              1, 2, 3, 4, 5    25,000

Applied Material Inc       1, 2, 3, 4, 5    40,000
Avalonbay Comms
8.96% Series G Prfd        1, 2, 3, 4, 5    10,000

Bed, Bath & Beyond         1, 2, 3, 4, 5    25,000

BP Prudhoe                 1, 2, 3, 4, 5    20,000
Buckeye Partners L P
Unit LTD Partnership       1, 2, 3, 4, 5   100,000

Cardinal Health            1, 2, 3, 4, 5    50,000

Cendant Corp               1, 2, 3, 4, 5    33,785
Chase Capital IV
Preferred                  1, 2, 3, 4, 5    12,000

Chase PFD Cap Corp
Ser A 8.10% PFD                Preferred       161637202                       627       25,000            SH      Shared - Other

Check Point Software           Common          M22465104                       661       30,000            SH      Shared - Other

Citigroup                      Common          172967101                     2,700       66,666            SH      Shared - Other
Conagra Cap L C 9.35%
Ser C Prd                      Preferred       20588V406                       456       18,000            SH      Shared - Other

Conseco Inc                    Common          208464107                        82       11,268            SH      Shared - Other

Corning                        Common          219350105                       132       15,000            SH      Shared - Other

Crescent RE                    Common          225756105                       429       20,000            SH      Shared - Other

Cypress                        Common          232806109                       372       25,000            SH      Shared - Other

Dell Computer                  Common          247025109                       371       20,000            SH      Shared - Other

Dow Chemical                   Common          260543103                       655       20,000            SH      Shared - Other
Duff & Phelps Util &
Corp BD TR                     Common          26432K108                       583       45,000            SH      Shared - Other

Duke Energy                    Common          264399106                     1,703       45,000            SH      Shared - Other

EL Pas Energy                  Common          28368B102                     4,004      110,000           SH      Shared - Other

Elan PLC                       Common          284131208                     1,696       35,000            SH      Shared - Other

Enbridge Energy                Common          29250R106                     1,139       25,000            SH      Shared - Other

Energy East Corp.            Preferred         29267G200                       751       30,000            SH      Shared - Other

Enron Toprs 8.125% Pfd       Preferred         29357P201                       621       25,000            SH      Shared - Other

Eott Energy                    Common          294103106                       396       20,000            SH      Shared - Other

Exxon Mobil Corp               Common          30231G102                     1,773       45,000            SH      Shared - Other

FleetBoston                    Common          339030108                       919       25,000            SH      Shared - Other

Chase PFD Cap Corp
Ser A 8.10% PFD                1, 2, 3, 4, 5    25,000

Check Point Software           1, 2, 3, 4, 5    30,000

Citigroup                      1, 2, 3, 4, 5    66,666
Conagra Cap L C 9.35%
Ser C Prd                      1, 2, 3, 4, 5    18,000

Conseco Inc                    1, 2, 3, 4, 5    11,268

Corning                        1, 2, 3, 4, 5    15,000

Crescent RE                    1, 2, 3, 4, 5    20,000

Cypress                        1, 2, 3, 4, 5    25,000

Dell Computer                  1, 2, 3, 4, 5    20,000

Dow Chemical                   1, 2, 3, 4, 5    20,000
Duff & Phelps Util &
Corp BD TR                     1, 2, 3, 4, 5    45,000

Duke Energy                    1, 2, 3, 4, 5    45,000

EL Pas Energy                  1, 2, 3, 4, 5   110,000

Elan PLC                       1, 2, 3, 4, 5    35,000

Enbridge Energy                1, 2, 3, 4, 5    25,000

Energy East Corp.              1, 2, 3, 4, 5    30,000

Enron Toprs 8.125% Pfd         1, 2, 3, 4, 5    25,000

Eott Energy                    1, 2, 3, 4, 5    20,000

Exxon Mobil Corp               1, 2, 3, 4, 5    45,000

FleetBoston                    1, 2, 3, 4, 5    25,000

Gables Residential Trust
PFD A                          Preferred       362418204                       238       10,000            SH      Shared - Other

General Electric Co            Common          369604103                     1,116       30,000            SH      Shared - Other

Goldman Sachs                  Common          38141G104                     1,427       20,000            SH      Shared - Other
HL&P Capital Trust I
8.125% Tr Pfd Ser A            Preferred       404202202                       247       10,000            SH      Shared - Other

Hospitality Prop.              Common          44106M102                       963       40,000            SH      Shared - Other
Houghton Royalty
Trust                          Common          444717102                     1,493      150,000            SH      Shared - Other

HSBC Bank                      Preferred       44328M302                       765       30,000            SH      Shared - Other

IBM                            Common          459200101                     1,376       15,000            SH      Shared - Other

Integrated Device              Common          458118106                       503       25,000            SH      Shared - Other

Intel Corp                     Common          458140100                       715       35,000            SH      Shared - Other

Ivax Corp                      Common          465823102                       527       23,750            SH      Shared - Other

J.P. Morgan Chase              Common          46625H100                     1,366       40,000            SH      Shared - Other

Johnson & Johnson              Common          478160104                     3,324       60,000            SH      Shared - Other

Kansas City Power              Common          485134100                       913       35,000            SH      Shared - Other
Kinder Morgan Energy
Partners KL Unit LTD           Common          494550106                     4,845      140,000            SH      Shared - Other
Knightsbridge Tankers
LTD                            Common          G5299G106                       438       25,000            SH      Shared - Other

Liberty Property Trust         Common          531172104                     1,148       40,000            SH      Shared - Other

MicroSoft                      Common          594918104                     1,023       20,000            SH      Shared - Other

Morgan Stanley                 Common          617446448                       927       20,000            SH      Shared - Other

Mutual Risk Mgmt               Common          628351108                       380       50,000            SH      Shared - Other


Gables Residential Trust
PFD A                          1, 2, 3, 4, 5    10,000

General Electric Co            1, 2, 3, 4, 5    30,000

Goldman Sachs                  1, 2, 3, 4, 5    20,000
HL&P Capital Trust I
8.125% Tr Pfd Ser A            1, 2, 3, 4, 5    10,000

Hospitality Prop.              1, 2, 3, 4, 5    40,000
Houghton Royalty
Trust                          1, 2, 3, 4, 5   150,000

HSBC Bank                      1, 2, 3, 4, 5    30,000

IBM                            1, 2, 3, 4, 5    15,000

Integrated Device              1, 2, 3, 4, 5    25,000

Intel Corp                     1, 2, 3, 4, 5    35,000

Ivax Corp                      1, 2, 3, 4, 5    23,750

J.P. Morgan Chase              1, 2, 3, 4, 5    40,000

Johnson & Johnson              1, 2, 3, 4, 5    60,000

Kansas City Power              1, 2, 3, 4, 5    35,000
Kinder Morgan Energy
Partners KL Unit LTD           1, 2, 3, 4, 5   140,000
Knightsbridge Tankers
LTD                            1, 2, 3, 4, 5    25,000

Liberty Property Trust         1, 2, 3, 4, 5    40,000

MicroSoft                      1, 2, 3, 4, 5    20,000

Morgan Stanley                 1, 2, 3, 4, 5    20,000

Mutual Risk Mgmt               1, 2, 3, 4, 5    50,000

National Semi
Conductor                      Common          637640103                       550       25,000            SH      Shared - Other

Nokia                          Common          654902204                       470       30,000            SH      Shared - Other

Oracle                         Common          68389X105                       252       20,000            SH      Shared - Other

Pfizer                         Common          717081103                       802       20,000            SH      Shared - Other

PictureTel New                 Common          720035302                       598      100,000            SH      Shared - Other
Plum Creek Timber Co
Inc.                           Common          729251108                       801       30,000            SH      Shared - Other

PP&L Cap Tr Tr
Originated Pfd Secs            Preferred       693497208                       374       15,000            SH      Shared - Other

Progress Energy                Common          743263105                     1,505       35,000            SH      Shared - Other

Progress Energy CVO            Common          743263AA3                         0       25,000            SH      Shared - Other
Public Storage Inc
Depositary PSA Sh              Preferred       74460D828                       252       10,000            SH      Shared - Other
Public Storage
Preferred 8.6%                 Preferred       74460D711                       259       10,000            SH      Shared - Other
PWG Capital Trust II
8.08% PFD                      Preferred       69366F208                       379       15,000            SH      Shared - Other

Radio Shack                    Common          750438103                       364       15,000            SH      Shared - Other

Royal Bank of Scotland         Preferred       780097853                       522       20,000            SH      Shared - Other
Shop At Home Inc Ser
A PFD                          Preferred       825066400                         9          692            SH      Shared - Other

Siebel                         Common          826170102                       325       25,000            SH      Shared - Other
SJG Cap TR PFD Secs
8.35%                          Preferred       78427Q202                       497       20,000            SH      Shared - Other

Spinnaker                      Common          84855W109                       708       20,000            SH      Shared - Other

State Street                   Common          857477103                     1,365       30,000            SH      Shared - Other

Talbots                        Common          874161102                       337       15,000            SH      Shared - Other

National Semi
Conductor                      1, 2, 3, 4, 5    25,000

Nokia                          1, 2, 3, 4, 5    30,000

Oracle                         1, 2, 3, 4, 5    20,000

Pfizer                         1, 2, 3, 4, 5    20,000

PictureTel New                 1, 2, 3, 4, 5   100,000
Plum Creek Timber Co
Inc.                           1, 2, 3, 4, 5    30,000

PP&L Cap Tr Tr
Originated Pfd Secs            1, 2, 3, 4, 5    15,000

Progress Energy                1, 2, 3, 4, 5    35,000

Progress Energy CVO            1, 2, 3, 4, 5    25,000
Public Storage Inc
Depositary PSA Sh              1, 2, 3, 4, 5    10,000
Public Storage
Preferred 8.6%                 1, 2, 3, 4, 5    10,000
PWG Capital Trust II
8.08% PFD                      1, 2, 3, 4, 5    15,000

Radio Shack                    1, 2, 3, 4, 5    15,000

Royal Bank of Scotland         1, 2, 3, 4, 5    20,000
Shop At Home Inc Ser
A PFD                          1, 2, 3, 4, 5       692

Siebel                         1, 2, 3, 4, 5    25,000
SJG Cap TR PFD Secs
8.35%                          1, 2, 3, 4, 5    20,000

Spinnaker                      1, 2, 3, 4, 5    20,000

State Street                   1, 2, 3, 4, 5    30,000

Talbots                        1, 2, 3, 4, 5    15,000

Teco                           Common          872375100                       813       30,000            SH      Shared - Other

Timberland                     Common          887100105                       678       25,000            SH      Shared - Other

TXU Corp                       Common          873168108                     2,084       45,000            SH      Shared - Other

Tyco                           Common          902124106                     3,413       75,000            SH      Shared - Other
UDS Capital I G
Preferred SEC 8.32%            Preferred       902655208                       622       25,000            SH      Shared - Other

Unisys                         Common          909214108                       130       15,000            SH      Shared - Other

UnumProvident                  Preferred       91529Y205                       255       10,000            SH      Shared - Other

Verizon                        Common          92343V104                     2,164       40,000            SH      Shared - Other

Vodafone                       Common          92857W100                       439       20,000            SH      Shared - Other

Washington Mtl                 Common          939322103                     2,501       65,000            SH      Shared - Other

Wells Fargo                    Common          949746101                     2,000       45,000            SH      Shared - Other

                                                                            87,549

Teco                           1, 2, 3, 4, 5    30,000

Timberland                     1, 2, 3, 4, 5    25,000

TXU Corp                       1, 2, 3, 4, 5    45,000

Tyco                           1, 2, 3, 4, 5    75,000
UDS Capital I G
Preferred SEC 8.32%            1, 2, 3, 4, 5    25,000

Unisys                         1, 2, 3, 4, 5    15,000

UnumProvident                  1, 2, 3, 4, 5    10,000

Verizon                        1, 2, 3, 4, 5    40,000

Vodafone                       1, 2, 3, 4, 5    20,000

Washington Mtl                 1, 2, 3, 4, 5    65,000

Wells Fargo                    1, 2, 3, 4, 5    45,000